Taxes on Income (Details) - Significant components of the Company`s deferred income tax assets and liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax asset:
Tax credit carryforwards	$ 897	$ 926
Operating loss carryforwards	12,188	10,240
Net pension costs	3,366	3,364
Warrant liabilities	(169)	1,462
Accruals	399	351
Allowance for bad debts	(1)	313
Other	548	411
Valuation allowance	(12,377)	(11,945)
Deferred income tax asset, Total	4,851	5,122
Deferred income tax liability:
Depreciation	3,839	4,113
Other	1,012	1,009
Deferred income tax liability, Total	4,851	5,122
Net deferred income taxes